Convertible Preferred Stock and Stockholders' Deficit - Summary of Company's Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Redeemable Convertible Preferred Stock And Stockholders Equity [Abstract]
Shares Beginning Outstanding					3,887,038	2,968,390	2,968,390
Number of Option Outstanding,Granted					204,512		1,207,848
Exercised	0	(57,489)	(15,451)	(16,899)	(72,940)	(111,354)	(111,354)	0
Cancelled					(39,805)		(177,846)
Shares Ending Outstanding	2,968,390	3,978,805			3,978,805		3,887,038	2,968,390
Vested and exercisable Shares		2,912,657			2,912,657		2,611,211
Beginning of Weighted- Average Exercise Price outstanding					$ 1.41	$ 1.14	$ 1.14
Weighted Average Exercise Price,Granted					10.28		1.90
Weighted average exercise price,Exercised					1.06		0.97
Weighted average exercise price,Cancelled					1.38		1.30
Ending of Weighted- Average Exercise Price outstanding	$ 1.14	$ 1.87			1.87		1.41	$ 1.14
Vested and exercisable		$ 1.26			$ 1.26		$ 1.16
Weighted- Average Remaining Contractual Term - Outstanding at December 31, 2019					6 years 1 month 6 days		6 years 7 months 6 days	6 years 3 months 18 days
Granted					9 years 9 months 18 days		9 years 6 months
Exercised					4 years 6 months		4 years 7 months 6 days
Cancelled					7 years 2 months 12 days		6 years 4 months 24 days
Weighted- Average Remaining Contractual Term,Exercisable					5 years		5 years 3 months 18 days
Aggregate Intrinsic Value - Outstanding at December 31, 2019					$ 3,806	$ 738	$ 738
Aggregate Intrinsic Value - Outstanding at December 31, 2020	$ 738	$ 48,898			48,898		3,806	$ 738
Vested and exercisable at December 31, 2020		$ 37,248			$ 37,248		$ 3,192